Summary of Major Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2012
Summary of Major Accounting Policies [Abstract]
Schedule of property, plant and equipment
Property and equipment consists of (in millions):

	2012	2011
Land and land improvements
Owned locations	$3,189	$3,209
Distribution centers	96	96
Other locations	232	240
Buildings and building improvements
Owned locations	3,684	3,651
Leased locations (leasehold improvements only)	1,518	1,235
Distribution centers	608	596
Other locations	525	372
Equipment
Locations	4,995	4,468
Distribution centers	1,158	1,098
Other locations	586	423
Capitalized system development costs	420	328
Capital lease properties	149	118
	17,160	15,834
Less: accumulated depreciation and amortization	5,122	4,308
	$12,038	$11,526